LAW OFFICE OF JOHN W. MARTIN

5777 West Century Boulevard

Suite 1465

Los Angeles, CA 90045

Telephone: (310) 342-6800

Email: john@johnwmartinlaw.com

July 5, 2007

Securities and Exchange Commission

450 Fifth Street Northwest

Washington, D.C. 20549

Re:	American Mold Guard, Inc. Form S-3

Ladies and Gentlemen:

Filed herewith is a Form S-3 Registration Statement for American Mold Guard, Inc. Please do not hesitate to contact me at the telephone number or email address set forth above should you have any questions.

Very truly yours,

/s/ John W. Martin
John W. Martin